UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 03/31/2008

Check here if Amendment [ ];   Amendment Number:
This Amendment  (Check only one.):  [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Cabot Money Management, Inc.
Address:  P.O. Box 150
          216 Essex Street
          Salem, MA   01970

Form 13F File Number: 28-5694

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Robert T. Lutts
Title:   President
Phone:   1-978-745-9233

Signature, Place, and Date of Signing:
Robert T. Lutts                  Salem, MA                 4/28/08
[Signature]                      [City, State]              [Date]

Report Type (Check only one.):

[X]    13F HOLDINGS REPORT.    (Check here if all holdings of this
       reporting manager are reported in this report.)


[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)


[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)




Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 105

Form 13F Information Table Value Total: $208,335 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No. 		Form 13F File Number 		Name

None



Name of Issuer                           Title         CUSIP      Value    Shares  Invsmnt  Discret  Other        Voting Authority
                                        Of Class                 (1,000)            Sole     Shared   Mgrs      Sole   Shared  None

ACE LTD                                   ORD        G0070K103    2,953     53,629                             53,629
Transocean Inc NEW                        SHS        G90073100    1,845     13,649                             13,649
Millicom Intl Cellular S A              SHS NEW      L6388F110      515      5,452                              5,452
Aberdeen Global Income Fund               COM        003013109      469     38,970                             38,970
Akamai Technologies                       COM        00971T101    1,523     54,095                             54,095
Allergan Inc                              COM        018490102    1,969     34,913                             34,913
Apogee Enterprises Inc                    COM        037598109    1,789    116,140                            116,140
Apple Inc                                 COM        037833100    4,732     32,978                             32,978
BP PLC                               SPONSORED ADR   055622104      236      3,893                              3,893
Baidu Com Inc                        SPON ADR REP A  056752108    1,846      7,703                              7,703
Bank of America Corp                      COM        060505104      419     11,057                             11,057
Barclays BK PLC                      DJAIG CMDTY 36  06738C778    1,109     18,055                             18,055
Barrick Gold Corp                         COM        067901108    3,913     90,065                             90,065
Berkshire Hathaway Inc                    CL B       084670207    1,118        250                                250
Bldrs Index Fds Tr                   DEV MK 100 ADR  09348R201    3,043    109,013                            109,013
Bldrs Index Fds Tr                   EMER MK 50 ADR  09348R300    2,972     61,092                             61,092
CME Group Inc                             COM        12572Q105    1,255      2,675                              2,675
CTC Media Inc                             COM        12642X106    1,236     44,530                             44,530
Cameco Corp                               COM        13321L108    3,222     97,820                             97,820
Central Europe & Russia Fund              COM        153436100    2,409     50,794                             50,794
Cerner Corp                               COM        156782104    1,496     40,137                             40,137
Chevron Corp                              COM        166764100      288      3,372                              3,372
Cisco Systems Inc                         COM        17275R102    3,044    126,352                            126,352
ConocoPhillips                            COM        20825C104    1,733     22,738                             22,738
Copart Inc                                COM        217204106    1,099     28,345                             28,345
Corrections Corp of America New         COM NEW      22025Y407    3,375    122,622                            122,622
Covance Inc                               COM        222816100    1,596     19,233                             19,233
Ctrip Com Intl Ltd                        ADR        22943F100    1,509     28,468                             28,468
Dolby Laboratories Inc                    COM        25659T107    1,106     30,495                             30,495
Eaton Vance MA Muni Income             SH BEN INT    27826E104      227     17,420                             17,420
Embraer-Empresa Brasileira           SP ADR COM SHS  29081M102    2,188     55,373                             55,373
Encana Corp                               COM        292505104    5,880     77,618                             77,618
Expeditors Intl Wash Inc                  COM        302130109    1,651     36,541                             36,541
Exxon Mobil Corp                          COM        30231G102    4,429     52,366                             52,366
FLIR Systems Inc                          COM        302445101    1,843     61,261                             61,261
First Solar Inc.                          COM        336433107    4,381     18,953                             18,953
Flowserve Corp                            COM        34354P105    1,403     13,444                             13,444
Fording Canadian Coal Trust             TR UNIT      345425102      209      4,000                              4,000
Gafisa S A                             SPONS ADR     362607301    1,613     48,355                             48,355
General Electric Co                       COM        369604103    1,022     27,615                             27,615
Genzyme Corp                              COM        372917104    4,146     55,620                             55,620
Gilead Sciences Inc                       COM        375558103    3,320     64,425                             64,425
Goldman Sachs Group Inc.                  COM        38141G104    1,813     10,959                             10,959
Google Inc                                CL A       38259P508    5,693     12,925                             12,925
GreenHill & Co Inc                        COM        395259104    2,478     35,630                             35,630
HDFC Bank Ltd                        ADR REPS 3 SHS  40415F101    1,693     17,229                             17,229
Harris Corp                               COM        413875105    2,275     46,869                             46,869
ITT Corp New                              COM        450911102    3,242     62,575                             62,575
Imperial Oil Ltd                        COM NEW      453038408    2,625     50,230                             50,230
IShares Silver Trust                    ISHARES      46428Q109    3,673     21,555                             21,555
IShares Inc                            MSCI JAPAN    464286848      124     10,017                             10,017
IShares Inc                          MSCI HONG KONG  464286871    3,924    218,610                            218,610
IShares Tr                           US TIPS BD FD   464287176    2,697     24,540                             24,540
IShares Tr                           LEHMAN AGG BND  464287226    6,250     60,864                             60,864
IShares Tr                           MSCI EMERG MKT  464287234    9,226     68,658                             68,658
IShares Tr                           IBOXX INV CPBD  464287242      608      5,779                              5,779
IShares Tr                           S&P LTN AM 40   464287390      255      1,010                              1,010
IShares Tr                           MSCI EAFE IDX   464287465    4,804     66,821                             66,821
IShares Tr                          S&P GLB100 INDX  464287572      579      7,941                              7,941
IShares Tr                            S&P CALI ETF   464288356      209      2,020                              2,020
IShares Tr                           S&P NATL MUN B  464288414      544      5,445                              5,445
IShares Tr                           S&P WLD EX-US   464288422      231      5,198                              5,198
IShares Tr                           MBS FIXED BDFD  464288588      638      6,176                              6,176
IShares Tr                           LEHMAN 1-3 YR   464288646      215      2,084                              2,084
IShares Tr                           US PFD STK IDX  464288687      421      9,895                              9,895
IShares Tr                           DJ REGIONAL BK  464288778    3,391     96,090                             96,090
Itron Inc                                 COM        465741106    1,425     15,792                             15,792
Jacobs Engineering Group Inc              COM        469814107    1,607     21,840                             21,840
Manulife Financial Corp                   COM        56501R106      441     11,600                             11,600
Market Vectors ETF Tr                GOLD MINER ETF  57060U100    8,912    186,828                            186,828
Merck & Co Inc                            COM        589331107      226      5,951                              5,951
Mindray Medical Intl Ltd                SPON ADR     602675100    1,429     49,375                             49,375
Moodys Corp                               COM        615369105      613     17,600                             17,600
New Oriental Ed & Tech Grp I            SPON ADR     647581107    1,961     30,235                             30,235
Nokia Corp                           SPONSORED ADR   654902204    2,125     66,752                             66,752
Nuance Communications Inc                 COM        67020Y100    1,241     71,272                             71,272
PepsiCo Inc                               COM        713448108    2,177     30,151                             30,151
Powershares ETF Trust                DYNAMIC MKT PT  73935X104      351      7,623                              7,623
Powershares DB G10 Currency Harvest  COM UT BEN INT  73935Y102      414     16,090                             16,090
Powershares DB Agriculture Fund      DB AGRICULT FD  73936B408      569     15,597                             15,597
Powershares Global ETF Trust         SOVEREIGN DEBT  73936T573      774     29,807                             29,807
Procter & Gamble Co                       COM        742718109      742     10,591                             10,591
Provident Energy Trust-UTS              TR UNIT      74386K104      132     12,438                             12,438
Rydex ETF Trust                      S&P 500 EQ TRD  78355W106      461     10,772                             10,772
SPDR Index  DJ Wilshire Int'l Real   DJWS INTL REAL  78463X863      509      9,637                              9,637
SPDR Index S&P International Small   S&P INTL SMLCP  78463X871      203      6,350                              6,350
SPDR Series Trust Lehman Int'l ETF   LEHMN INTL ETF  78464A516    1,428     24,634                             24,634
SPDR Series Trust DJ Wilshire REIT   DJWS REIT ETF   78464A607      309      4,413                              4,413
Sasol Ltd                            SPONSORED ADR   803866300    1,351     27,920                             27,920
Southwestern Energy Co                    COM        845467109    4,835    143,515                            143,515
Stericycle Inc                            COM        858912108    1,276     24,784                             24,784
StreetTracks Gold Trust                 GOLD SHS     863307104    8,385     92,740                             92,740
Suntech Power Holdings Co Ltd             ADR        86800C104    1,577     38,886                             38,886
Tata Motors Ltd                      SPONSORED ADR   876568502    2,338    149,689                            149,689
Templeton Global Income Fund              COM        880198106    1,194    124,795                            124,795
Teva Pharmaceutical                       ADR        881624209    1,907     41,295                             41,295
Vanguard Bond Index Fund             LONG TERM BOND  921937793    1,710     22,181                             22,181
Vanguard Tax Managed Fd              EUROPE PAC ETF  921943858      352      7,990                              7,990
Vanguard Index Funds                 EXTEND MKT ETF  922908652    3,979     41,824                             41,824
Walgreen Co                               COM        931422109      374      9,808                              9,808
WisdomTree Trust                     INTL SMCAP DIV  97717W760    1,865     30,380                             30,380
WisdomTree Trust                     INTL DV TOP100  97717W786    2,902     45,464                             45,464
WisdomTree Trust                     INTL LRGCAP DV  97717W794      673     10,872                             10,872
Zhongpin Inc.                             COM        98952K107      432     44,350                             44,350
Zoltek Cos Inc                            COM        98975W104    1,400     52,787                             52,787

                                                                208,335  4,215,274                          4,215,274